Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of the components of financing receivables
A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2025:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$9,634	$4,338	$1,865	$1,131	$16,968
Unearned income	(710)	(479)	—	—	(1,189)
Unguaranteed residual value	—	545	—	—	545
Amortized cost	$8,925	$4,403	$1,865	$1,131	$16,324
Allowance for credit losses	(69)	(67)	(5)	—	(141)
Total financing receivables, net	$8,856	$4,336	$1,861	$1,131	$16,184
Current portion	$4,226	$1,257	$1,861	$1,131	$8,475
Noncurrent portion	$4,630	$3,079	$—	$—	$7,708

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2024:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,425	$3,406	$1,322	$900	$13,052
Unearned income	(547)	(344)	—	—	(891)
Unguaranteed residual value	—	479	—	—	479
Amortized cost	$6,878	$3,540	$1,322	$900	$12,639
Allowance for credit losses	(73)	(50)	(5)	—	(128)
Total financing receivables, net	$6,804	$3,491	$1,317	$900	$12,512
Current portion	$3,535	$1,408	$1,317	$900	$7,159
Noncurrent portion	$3,269	$2,083	$—	$—	$5,353
(1)The carrying value of the receivables classified as held for sale approximates fair value.

Schedule of transfer of commercial financing assets
The following table presents the total amount of commercial financing receivables transferred.

($ in millions)
For the year ended December 31:	2025	2024
Commercial financing receivables
Receivables transferred during the period	$8,035	$7,860
Receivables uncollected at end of period (1)	$1,052	$1,150
(1)Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2025 and 2024.

Schedule of financing receivables and allowance for credit losses by class
The following tables present the amortized cost basis for client financing receivables at December 31, 2025 and 2024, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2025:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,278	$4,440	$1,610	$13,328
Allowance for credit losses
Beginning balance at January 1, 2025	$69	$45	$9	$123
Write-offs	(16)	(1)	(5)	(22)
Recoveries	0	0	0	1
Additions/(releases)	10	10	2	22
Other (1)	7	6	0	13
Ending balance at December 31, 2025	$69	$60	$7	$136

($ in millions)
At December 31, 2024:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$5,861	$3,128	$1,429	$10,418
Allowance for credit losses
Beginning balance at January 1, 2024	$92	$48	$11	$150
Write-offs	(2)	(1)	0	(3)
Recoveries	1	0	0	1
Additions/(releases)	(10)	0	(2)	(12)
Other (1)	(11)	(2)	0	(14)
Ending balance at December 31, 2024	$69	$45	$9	$123
(1)Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
At December 31, 2025:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$7,278	$70	$20	$1	$50
EMEA	4,440	33	$0	0	33
Asia Pacific	1,610	6	3	0	3
Total client financing receivables	$13,328	$108	$24	$1	$85

($ in millions)
At December 31, 2024:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$5,861	$66	$7	$1	$62
EMEA	3,128	29	1	0	28
Asia Pacific	1,429	8	0	0	7
Total client financing receivables	$10,418	$103	$8	$1	$97
(1)At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)Of the amortized cost not accruing, there was a related allowance of $83 million and $94 million at December 31, 2025 and 2024, respectively. Financing income recognized on these receivables was not material for the years ended December 31, 2025 and 2024.

Schedule of amortized cost by credit quality indicator
The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2025 and 2024, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM. Gross write-offs by vintage year at December 31, 2025 were not material.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2025:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2025	$3,979	$644	$2,223	$501	$777	$93
2024	1,142	220	715	296	330	46
2023	708	181	262	143	177	9
2022	237	27	118	74	126	17
2021	73	4	42	8	25	1
2020 and prior	15	49	15	41	5	4
Total	$6,153	$1,125	$3,376	$1,064	$1,440	$170

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2024:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2024	$2,080	$621	$1,145	$514	$616	$77
2023	1,372	310	341	258	285	19
2022	950	113	408	194	254	26
2021	233	24	125	27	69	5
2020	43	17	29	15	36	8
2019 and prior	53	44	37	35	26	7
Total	$4,732	$1,129	$2,085	$1,043	$1,287	$142